Significant accounting policies	3 Months Ended
Nov. 30, 2022
Significant Accounting Policies
Significant accounting policies

3.	Significant accounting policies

The accounting policies applied in these interim condensed consolidated financial statements are consistent with those applied in the preparation of the Company’s annual consolidated financial statements for the year ended August 31, 2022.